SHARE-BASED COMPENSATION - Changes in Outstanding Marriott Vacations Worldwide SARs Issued to Both Marriott International and Marriott Vacations Worldwide Employees and Directors (Details)
$ / shares in Units, $ in Millions
		12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Weighted Average Exercise Price Per SAR
Outstanding, weighted average remaining contractual terms	1 year 9 months 18 days
SARs
Number of SARs
Outstanding at beginning of year (in shares) | shares		781,903
Granted during 2016 (in shares) | shares		81,977
Exercised (in shares) | shares		(205,427)
Forfeited during 2016 (in shares) | shares		0
Outstanding at year-end (in shares) | shares	658,453	658,453
Weighted Average Exercise Price Per SAR
Outstanding at beginning of year (in usd per share) | $ / shares		$ 34.97
Granted (in usd per share) | $ / shares		97.53
Exercised (in usd per share) | $ / shares		19.35
Forfeited (in usd per share) | $ / shares		0.00
Outstanding at year-end (in usd per share) | $ / shares	$ 47.63	$ 47.63
Intrinsic value, outstanding | $	$ 58	$ 58
Outstanding, weighted average remaining contractual life	5 years 10 months 24 days
Exercisable (in shares) | shares	431,543	431,543
Exercisable, weighted average value (in usd per share) | $ / shares	$ 32.62
Aggregate intrinsic value, exercisable | $	$ 45	$ 45
Outstanding, weighted average remaining contractual terms	4 years 7 months